Acquisitions - SFA Oxford, Qinisele (Details) £ in Millions, R in Millions	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Oct. 29, 2019 ZAR (R)	Feb. 21, 2019 ZAR (R)	Feb. 21, 2019 GBP (£)
SFA Oxford Limited
Disclosure of detailed information about business combination [line items]
Upfront payment					R 74.7	£ 4
Contingent consideration related to acquisition	R 100.0	R 88.0	R 56.0			£ 6
Percentage of interest acquired					100.00%	100.00%
Gain on Acquisition
Consideration					R 127.0
Fair value of identifiable net assets acquired					(4.0)
Goodwill					R 123.0
Qinisele Resources
Disclosure of detailed information about business combination [line items]
Percentage of interest acquired				100.00%
Gain on Acquisition
Consideration				R 55.0
Fair value of identifiable net assets acquired				(1.0)
Goodwill				R 54.0